Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 83.1%
184,282	BlackRock California Municipal Income Trust	$1,894,419
60,000	BlackRock Muni Intermediate Duration Fund, Inc.	651,600
47,253	BlackRock MuniAssets Fund, Inc.	485,288
478,563	BlackRock Municipal Income Trust	4,560,705
365,816	BlackRock Municipal Income Trust II	3,658,160
34,189	BlackRock MuniHoldings Fund, Inc.	384,626
46,429	BlackRock MuniHoldings New York Quality Fund, Inc.	455,004
122,807	BlackRock MuniVest Fund II, Inc.	1,239,123
657,232	BlackRock MuniVest Fund, Inc.	4,364,021
122,830	BlackRock MuniYield Fund, Inc.	1,220,930
59,142	BlackRock MuniYield New York Quality Fund, Inc.	557,709
101,335	BlackRock MuniYield Quality Fund III, Inc.	1,056,924
123,925	BlackRock MuniYield Quality Fund, Inc.	1,369,371
540,167	BNY Mellon Municipal Income, Inc.	3,246,404
80,065	BNY Mellon Strategic Municipal Bond Fund, Inc.	453,168
210,206	BNY Mellon Strategic Municipals, Inc.	1,278,053
251,577	DWS Municipal Income Trust	2,093,121
156,695	DWS Strategic Municipal Income Trust	1,239,457
143,331	Eaton Vance California Municipal Bond Fund	1,219,747
141,845	Eaton Vance Municipal Bond Fund	1,373,060
126,881	Eaton Vance Municipal Income Trust	1,239,627
102,922	Federated Hermes Premier Municipal Income Fund	1,064,213
134,138	Invesco Advantage Municipal Income Trust II	1,089,201
184,028	Invesco Municipal Opportunity Trust	1,676,495
80,925	Invesco Municipal Trust	739,655
79,940	Invesco Trust for Investment Grade Municipals	748,238
195,607	Invesco Trust for Investment Grade New York Municipals	1,870,003
25,260	Invesco Value Municipal Income Trust	290,743
4,225	MainStay MacKay DefinedTerm Municipal Opportunities Fund	65,826
168,356	MFS High Income Municipal Trust	567,360
579,987	MFS High Yield Municipal Trust	1,745,761
132,478	MFS Investment Grade Municipal Trust	891,577
441,116	MFS Municipal Income Trust	2,135,001
235,685	Neuberger Berman Municipal Fund, Inc.	2,385,132
230,654	Nuveen AMT-Free Quality Municipal Income Fund	2,444,932
105,931	Nuveen Municipal Credit Income Fund	1,204,435
163,325	Nuveen New York AMT-Free Quality Municipal Income Fund	1,603,852
228,231	Nuveen Ohio Quality Municipal Income Fund	2,681,714
35,630	Nuveen Pennsylvania Quality Municipal Income Fund	390,861
150,897	Nuveen Quality Municipal Income Fund	1,659,867
78,416	PIMCO Municipal Income Fund III	604,587
423,877	Pioneer Municipal High Income Advantage Trust	3,200,271
114,369	Pioneer Municipal High Income Opportunities Fund, Inc.	1,159,702
117,211	Pioneer Municipal High Income Trust	962,302

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
34,802	RiverNorth Flexible Municipal Income Fund II, Inc.	$461,127
11,384	RiverNorth Flexible Municipal Income Fund, Inc.	177,021
125,201	Western Asset Intermediate Muni Fund, Inc.	920,227
694,661	Western Asset Managed Municipals Fund, Inc.	6,738,211
67,820	Western Asset Municipal Partners Fund, Inc.	759,584
	TOTAL CLOSED-END FUNDS
	(Cost $ 87,458,970)	74,278,415
	EXCHANGE-TRADED FUNDS — 10.9%
40,000	iShares National Muni Bond ETF	4,103,200
26,000	SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	1,245,920
25,000	VanEck High Yield Muni ETF	1,248,250
65,300	Vanguard Tax-Exempt Bond Index ETF	3,143,542
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 10,021,006)	9,740,912
Principal Amount
	SHORT-TERM INVESTMENTS — 2.7%
$2,398,685	UMB Bank Demand Deposit, 0.01%[1]	2,398,685
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 2,398,685)	2,398,685
	TOTAL INVESTMENTS — 96.7%
	(Cost $99,878,661)	86,418,012
	Other Assets in Excess of Liabilities — 3.3%	2,984,945
	TOTAL NET ASSETS — 100.0%	$89,402,957

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

Robinson Tax Advantaged Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
(50)	Ultra Long Term U.S. Treasury Bond	December 2022	$(7,543,750)	$(6,850,000)	$693,750
(200)	U.S. 5 Year Treasury Note	December 2022	(22,245,313)	(21,501,563)	743,750
(200)	U.S. 10 Year Treasury Note	December 2022	(23,525,000)	(22,412,500)	1,112,500
(100)	U.S. Treasury Long Bond	December 2022	(13,714,844)	(12,640,625)	1,074,219

TOTAL FUTURES CONTRACTS			$(67,028,907)	$(63,404,688)	$3,624,219

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 48.5%
37,355	Blackstone Long-Short Credit Income Fund	$407,170
94,686	BNY Mellon High Yield Strategies Fund	199,787
5,001	Cohen & Steers Select Preferred and Income Fund, Inc.	89,818
248,427	Credit Suisse High Yield Bond Fund	437,232
36,018	DoubleLine Yield Opportunities Fund	485,883
7,745	Nuveen Credit Strategies Income Fund	39,577
34,599	PGIM High Yield Bond Fund, Inc.	399,273
44,447	PGIM Short Duration High Yield Opportunities Fund	638,703
76,228	Pioneer High Income Fund, Inc.	492,433
12,435	Principal Real Estate Income Fund	137,282
58,307	Saba Capital Income & Opportunities Fund	461,208
42,338	Special Opportunities Fund, Inc.	469,528
131,661	Virtus Convertible & Income Fund II	371,284
40,000	Western Asset Diversified Income Fund	503,200
108,438	Western Asset High Income Opportunity Fund, Inc.	399,052
	TOTAL CLOSED-END FUNDS
	(Cost $ 7,053,095)	5,531,430
	COMMON STOCKS — 43.3%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 43.3%
27,684	Advanced Merger Partners, Inc. - Class A*	272,410
28,607	AF Acquisition Corp. - Class A*	280,921
17,500	Ares Acquisition Corp. - Class A1,*	173,775
10,000	Black Mountain Acquisition Corp. - Class A*	100,300
20,000	Build Acquisition Corp. - Class A*	196,700
17,000	Churchill Capital Corp. VII - Class A*	167,110
25,000	Colombier Acquisition Corp. - Class A*	243,875
3,626	DHB Capital Corp. - Class A*	35,680
11,409	Fortress Capital Acquisition Corp. - Class A1,*	113,519
5,000	Fusion Acquisition Corp. II - Class A*	49,275
5,000	GigCapital5, Inc.*	50,600
20,000	Global Partner Acquisition Corp. II - Class A1,*	199,200
25,000	Hudson Executive Investment Corp. III - Class A*	246,125
5,000	Industrial Tech Acquisitions II, Inc. - Class A*	50,000
22,786	InterPrivate II Acquisition Corp. - Class A*	224,230
8,923	Jack Creek Investment Corp. - Class A1,*	88,784
6,383	Kairos Acquisition Corp. - Class A1,*	63,575
25,000	Medicus Sciences Acquisition Corp. - Class A1,*	247,500
20,000	Motive Capital Corp. II - Class A1,*	199,800
22,219	Northern Star Investment Corp. III - Class A*	218,746
28,646	OceanTech Acquisitions I Corp. - Class A*	292,189
24,815	Orion Acquisition Corp. - Class A*	244,180
12,597	Pine Technology Acquisition Corp. - Class A*	123,954
35,000	Provident Acquisition Corp. - Class A1,*	349,300

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITION COMPANIES – (Continued)
45,930	TLG Acquisition One Corp. - Class A*	$452,870
25,390	TradeUP Acquisition Corp.*	254,789
		4,939,407
	TOTAL COMMON STOCKS
	(Cost $ 4,953,127)	4,939,407
	WARRANTS — 0.1%
4,614	Advanced Merger Partners, Inc., Expiration Date: June 30, 2026*	258
9,535	AF Acquisition Corp., Expiration Date: March 31, 2028*	906
3,500	Ares Acquisition Corp., Expiration Date: December 31, 20271,*	403
7,500	Black Mountain Acquisition Corp., Expiration Date: October 15, 2027*	734
6,666	Build Acquisition Corp., Expiration Date: April 29, 2023*	453
3,400	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	459
8,333	Colombier Acquisition Corp., Expiration Date: December 31, 2028*	925
1,208	DHB Capital Corp., Expiration Date: March 14, 2028*	64
2,281	Fortress Capital Acquisition Corp., Expiration Date: December 31, 20271,*	180
1,666	Fusion Acquisition Corp. II, Expiration Date: December 31, 2027*	120
5,000	GigCapital5, Inc., Expiration Date: December 31, 2028*	128
3,333	Global Partner Acquisition Corp. II, Expiration Date: December 30, 20271,*	210
5,000	Hudson Executive Investment Corp. III, Expiration Date: December 30, 2028*	368
2,500	Industrial Tech Acquisitions II, Inc., Expiration Date: December 30, 2028*	238
4,557	InterPrivate II Acquisition Corp., Expiration Date: December 31, 2027*	273
6,666	Motive Capital Corp. II, Expiration Date: May 15, 20281,*	667
3,703	Northern Star Investment Corp. III, Expiration Date: February 24, 2028*	170
6,203	Orion Acquisition Corp., Expiration Date: February 18, 2026*	450
4,199	Pine Technology Acquisition Corp., Expiration Date: March 30, 2028*	278
15,310	TLG Acquisition One Corp., Expiration Date: January 25, 2028*	765
	TOTAL WARRANTS
	(Cost $ 0)	8,049

Principal Amount
	SHORT-TERM INVESTMENTS — 4.0%
$460,017	UMB Bank Demand Deposit, 0.01%[2]	460,017
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 460,017)	460,017
	TOTAL INVESTMENTS — 95.9%
	(Cost $12,466,239)	10,938,903
	Other Assets in Excess of Liabilities — 4.1%	466,382
	TOTAL NET ASSETS — 100.0%	$11,405,285

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.
*	Non-income producing security.

Robinson Opportunistic Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
(2)	E-mini Dow ($5)	December 2022	$(312,480)	$(288,010)	$24,470
(1)	E-mini S&P 500	December 2022	(198,240)	(180,075)	18,165
(4)	E-mini Russell 1000	December 2022	(296,120)	(268,720)	27,400
(3)	E-mini Russell 2000	December 2022	(276,953)	(250,470)	26,483
(10)	U.S. 5 Year Treasury Note	December 2022	(1,112,266)	(1,075,078)	37,188
(6)	U.S. 10 Year Treasury Note	December 2022	(705,750)	(672,375)	33,375
(2)	U.S. Treasury Long Bond	December 2022	(274,297)	(252,813)	21,484

TOTAL FUTURES CONTRACTS			$(3,176,106)	$(2,987,541)	$188,565